Note 15 - Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Assets and Financial Liabilities (Details) - USD ($) $ in Thousands		Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial assets [line items]
Financial assets		$ 484,240	$ 460,150
Financial liabilities at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial liabilities		98,164	76,171
Financial liabilities at amortised cost, category [member] | Lease liabilities [member]
Disclosure of financial assets [line items]
Financial liabilities		9,586	10,545
Financial liabilities at amortised cost, category [member] | Trade and other payables [member]
Disclosure of financial assets [line items]
Current financial liabilities		75,285	52,247
Financial liabilities at amortised cost, category [member] | Other financial liabilities [member]
Disclosure of financial assets [line items]
Financial liabilities	[1]	13,293	13,379
Financial assets at amortised cost, category [member]
Disclosure of financial assets [line items]
Financial assets		225,139	205,953
Financial assets at amortised cost, category [member] | Trade receivables [member]
Disclosure of financial assets [line items]
Current financial assets		92,823	69,382
Financial assets at amortised cost, category [member] | Receivables from sale of investments [member]
Disclosure of financial assets [line items]
Current financial assets		0	32,797
Financial assets at amortised cost, category [member] | Other receivables [member]
Disclosure of financial assets [line items]
Current financial assets	[2]	6,320	9,911
Financial assets at amortised cost, category [member] | Cash and cash equivalent [member]
Disclosure of financial assets [line items]
Current financial assets		125,997	93,863
Financial assets at fair value through profit or loss, category [member]
Disclosure of financial assets [line items]
Financial assets		259,101	254,197
Financial assets at fair value through profit or loss, category [member] | Unlisted Equities [member]
Disclosure of financial assets [line items]
Financial assets		258,300	254,197
Financial assets at fair value through profit or loss, category [member] | Stablecoins (cash equivalents) [member]
Disclosure of financial assets [line items]
Financial assets	[3]	$ 801	$ 0

[1]	Other financial liabilities are presented in the Statement of Financial Position as “Other current liabilities” (see Note 14) and “Other non-current liabilities.”
[2]	Other receivables include “Other current receivables,” as presented separately in the Statement of Financial Position and disaggregated in Note 12, and receivables presented in the Statement of Financial Position as part of the line item “Other non-current investments and financial assets.”
[3]	Stablecoins include holdings of USDC and USDT, which are presented as cash equivalents in the Statement of Financial Position.